Note 11 - Legal Proceeding (Details) (USD $)	1 Months Ended
	Jun. 30, 2013	Jul. 31, 2014
Note 11 - Legal Proceeding (Details) [Line Items]
Loss Contingency, Damages Sought, Value	$ 480,000
Loss Contingency Number of Warrants to Purchase Shares (in Shares)	460,338
Settled Litigation [Member]
Note 11 - Legal Proceeding (Details) [Line Items]
Litigation Settlement, Amount		$ (20,000)